CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (93,063)	$ (51,777)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	2	2
Stock-based compensation	7,785	730
Warrant expense		5,383
Gain on extinguishment of debt	(121)
Change in fair value of warrant liabilities	(1,692)
Change in fair value of earnout cash liability	(20,938)
Change in fair value of embedded put		27
Amortization of debt discount		17
Non-cash interest expense	19	65
Non-cash settlement expense	21,366	39,486
Non-cash consulting expense	53,837
Loss on common stock issued to settle accounts payable		42
Loss on conversion of notes payable		307
Changes in operating assets and liabilities:
Accounts receivable	831	(831)
Prepaid expenses and other assets	(4,809)	(143)
Accounts payable	(19)	1,183
Accrued expenses and other liabilities	(901)	3,244
Net cash used in operating activities	(37,703)	(2,265)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of computer equipment	(7)	(2)
Net cash used in investing activities	(7)	(2)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable		620
Proceeds from issuance of series B-2 preferred stock		50
Proceeds from issuance of common stock and exercise of stock options, net of transaction costs	9,624	2,579
Proceeds from issuance of common stock for exercise of warrant	16,699
Proceeds from issuance of common stock and warrants issued in private placement, net of issuance costs	27,359
Effect of Merger, net of transaction costs	11,050
Repayment of notes payable assumed in Merger	(1,100)
Repayment of notes payable - related party	(176)
Net cash provided by financing activities	63,456	3,249
Net increase in cash	25,746	982
Cash at beginning of period	1,859	877
Cash at end of period	27,605	1,859
Non-cash investing and financing activities
Reclassification of settlement liability upon issuance of warrant	60,852
Issuance of common stock warrants as offering costs	1,027	31
Extinguishment of Paycheck Protection Program Loan	$ 121
Conversion of notes payable into common stock		3,655
Common stock issued to settle accounts payable		$ 145